Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Series A Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 3,500,000	$ 5,802	$ 20,004,654	$ (22,515,415)	$ 995,041
Balance, shares at Dec. 31, 2017	350,000	58,025,814
Sale of common stock		$ 900	4,499,100		4,500,000
Sale of common stock, shares		9,000,000
Costs incurred in connection with the sale of common stock units			(24,702)		(24,702)
Exercise of common stock options		$ 2	2,998		$ 3,000
Exercise of common stock options, shares		20,000			20,000
Stock-based compensation expense, including $711,738 for extension of stock options to related party			785,612		$ 785,612
Net loss				(2,133,128)	(2,133,128)
Balance at Dec. 31, 2018	$ 3,500,000	$ 6,704	25,267,662	(24,648,543)	4,125,823
Balance, shares at Dec. 31, 2018	350,000	67,045,814
Stock-based compensation expense			12,936		12,936
Net loss				(428,736)	(428,736)
Balance at Mar. 31, 2019	$ 3,500,000	$ 6,704	25,280,598	(25,077,279)	3,710,023
Balance, shares at Mar. 31, 2019	350,000	67,045,814
Balance at Dec. 31, 2018	$ 3,500,000	$ 6,704	25,267,662	(24,648,543)	4,125,823
Balance, shares at Dec. 31, 2018	350,000	67,045,814
Net loss					(2,118,272)
Balance at Sep. 30, 2019	$ 3,500,000	$ 6,704	26,016,317	(26,766,815)	2,756,206
Balance, shares at Sep. 30, 2019	350,000	67,045,814
Balance at Dec. 31, 2018	$ 3,500,000	$ 6,704	25,267,662	(24,648,543)	4,125,823
Balance, shares at Dec. 31, 2018	350,000	67,045,814
Stock-based compensation expense			748,655		748,655
Net loss				(2,440,343)	(2,440,343)
Balance at Dec. 31, 2019	$ 3,500,000	$ 6,704	26,016,317	(27,088,886)	2,434,135
Balance, shares at Dec. 31, 2019	350,000	67,045,814
Balance at Mar. 31, 2019	$ 3,500,000	$ 6,704	25,280,598	(25,077,279)	3,710,023
Balance, shares at Mar. 31, 2019	350,000	67,045,814
Stock-based compensation expense			296,665		296,665
Net loss				(610,464)	(610,464)
Balance at Jun. 30, 2019	$ 3,500,000	$ 6,704	25,577,263	(25,687,743)	3,396,224
Balance, shares at Jun. 30, 2019	350,000	67,045,814
Stock-based compensation expense			439,054		439,054
Net loss				(1,079,072)	(1,079,072)
Balance at Sep. 30, 2019	$ 3,500,000	$ 6,704	26,016,317	(26,766,815)	2,756,206
Balance, shares at Sep. 30, 2019	350,000	67,045,814
Balance at Dec. 31, 2019	$ 3,500,000	$ 6,704	26,016,317	(27,088,886)	2,434,135
Balance, shares at Dec. 31, 2019	350,000	67,045,814
Net loss				(383,175)	(383,175)
Balance at Mar. 31, 2020	$ 3,500,000	$ 6,704	26,016,317	(27,472,061)	2,050,960
Balance, shares at Mar. 31, 2020	350,000	67,045,814
Balance at Dec. 31, 2019	$ 3,500,000	$ 6,704	26,016,317	(27,088,886)	$ 2,434,135
Balance, shares at Dec. 31, 2019	350,000	67,045,814
Exercise of common stock options, shares
Net loss					$ (2,357,955)
Balance at Sep. 30, 2020	$ 3,500,000	$ 6,704	27,081,063	(29,446,841)	1,140,926
Balance, shares at Sep. 30, 2020	350,000	67,045,814
Balance at Mar. 31, 2020	$ 3,500,000	$ 6,704	26,016,317	(27,472,061)	2,050,960
Balance, shares at Mar. 31, 2020	350,000	67,045,814
Net loss				(373,125)	(373,125)
Balance at Jun. 30, 2020	$ 3,500,000	$ 6,704	26,016,317	(27,845,186)	1,677,835
Balance, shares at Jun. 30, 2020	350,000	67,045,814
Stock-based compensation expense			1,064,746		1,064,746
Net loss				(1,601,655)	(1,601,655)
Balance at Sep. 30, 2020	$ 3,500,000	$ 6,704	$ 27,081,063	$ (29,446,841)	$ 1,140,926
Balance, shares at Sep. 30, 2020	350,000	67,045,814